Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

July 31, 2020

ZSC-QTLY-0920
1.9881580.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
Bandwidth, Inc. (a)	132	$19,111
Cogent Communications Group, Inc.	287	25,862
Iridium Communications, Inc. (a)	458	12,545
		57,518
Entertainment - 0.9%
Cinemark Holdings, Inc.	1,798	21,270
Gaia, Inc. Class A (a)	620	5,692
Take-Two Interactive Software, Inc. (a)	239	39,201
Zynga, Inc. (a)	1,841	18,097
		84,260
Interactive Media & Services - 0.1%
CarGurus, Inc. Class A (a)	255	7,367
Media - 1.1%
Cardlytics, Inc. (a)	244	16,206
Nexstar Broadcasting Group, Inc. Class A	1,046	91,682
		107,888

TOTAL COMMUNICATION SERVICES		257,033

CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.6%
Lear Corp.	88	9,713
Standard Motor Products, Inc.	1,146	52,120
		61,833
Diversified Consumer Services - 0.4%
Arco Platform Ltd. Class A (a)	679	29,570
Grand Canyon Education, Inc. (a)	151	13,400
		42,970
Hotels, Restaurants & Leisure - 2.4%
Churchill Downs, Inc.	289	40,032
Dunkin' Brands Group, Inc.	319	21,925
Hilton Grand Vacations, Inc. (a)	3,241	65,792
International Game Technology PLC	5,523	54,457
Lindblad Expeditions Holdings (a)	1,904	13,804
Wingstop, Inc.	198	30,938
		226,948
Household Durables - 3.8%
Helen of Troy Ltd. (a)	208	39,156
KB Home	3,227	108,556
LGI Homes, Inc. (a)	279	31,837
M/I Homes, Inc. (a)	189	7,868
Taylor Morrison Home Corp. (a)	1,853	43,453
TRI Pointe Homes, Inc. (a)	5,370	89,786
Whirlpool Corp.	251	40,943
		361,599
Internet & Direct Marketing Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)	1,208	34,126
Farfetch Ltd. Class A (a)	1,027	26,322
Kogan.Com Ltd.	656	7,808
Revolve Group, Inc. (a)	817	13,374
Stamps.com, Inc. (a)	172	44,768
		126,398
Leisure Products - 0.9%
BRP, Inc.	1,010	45,242
Callaway Golf Co.	1,200	22,860
Vista Outdoor, Inc. (a)	933	16,001
		84,103
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	129	13,558
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc.	5,690	61,566
Floor & Decor Holdings, Inc. Class A (a)	303	19,968
Michaels Companies, Inc. (a)	3,540	25,417
Rent-A-Center, Inc.	727	21,025
Vroom, Inc.	85	5,031
Williams-Sonoma, Inc.	1,558	135,729
		268,736
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	823	29,579
Deckers Outdoor Corp. (a)	70	14,648
Oxford Industries, Inc.	797	34,223
Tapestry, Inc.	4,708	62,899
		141,349

TOTAL CONSUMER DISCRETIONARY		1,327,494

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	1,192	47,740
Grocery Outlet Holding Corp. (a)	447	19,664
Performance Food Group Co. (a)	737	20,651
Sprouts Farmers Market LLC (a)	244	6,437
U.S. Foods Holding Corp. (a)	4,173	84,712
		179,204
Food Products - 1.2%
Freshpet, Inc. (a)	199	19,114
Nomad Foods Ltd. (a)	2,402	55,390
Post Holdings, Inc. (a)	251	22,274
The Simply Good Foods Co. (a)	573	13,775
		110,553
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	590	11,723
Herbalife Nutrition Ltd. (a)	420	21,521
		33,244

TOTAL CONSUMER STAPLES		323,001

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Brigham Minerals, Inc. Class A	2,476	27,434
BW Energy Ltd.	3,800	7,168
Euronav NV	2,256	22,086
Renewable Energy Group, Inc. (a)	1,095	30,200
WPX Energy, Inc. (a)	3,088	18,435
		105,323
FINANCIALS - 15.4%
Banks - 7.1%
BankUnited, Inc.	1,536	30,935
Camden National Corp.	648	20,535
Citizens Financial Group, Inc.	1,794	44,509
Comerica, Inc.	1,569	60,438
Cullen/Frost Bankers, Inc.	1,074	77,392
First Citizens Bancshares, Inc.	47	20,016
Hanmi Financial Corp.	2,720	25,106
Signature Bank	854	87,561
Sterling Bancorp	4,605	51,806
Synovus Financial Corp.	3,588	72,298
The Bank of NT Butterfield & Son Ltd.	3,571	92,953
Trico Bancshares	1,732	48,496
Western Alliance Bancorp.	1,401	50,366
		682,411
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	187	12,864
AllianceBernstein Holding LP	2,396	68,070
BrightSphere Investment Group, Inc.	2,887	38,801
Cowen Group, Inc. Class A	1,157	19,056
Lazard Ltd. Class A	1,867	54,740
LPL Financial	171	13,512
Morningstar, Inc.	155	26,046
		233,089
Consumer Finance - 0.8%
Encore Capital Group, Inc. (a)	1,502	54,868
First Cash Financial Services, Inc.	351	20,232
		75,100
Diversified Financial Services - 0.7%
ECN Capital Corp.	18,863	66,470
Insurance - 4.1%
Axis Capital Holdings Ltd.	2,128	85,375
BRP Group, Inc. (a)	506	8,830
Enstar Group Ltd. (a)	506	84,983
First American Financial Corp.	861	43,920
Old Republic International Corp.	6,006	96,516
Primerica, Inc.	390	46,667
RenaissanceRe Holdings Ltd.	161	29,041
		395,332
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	596	21,355
Pennymac Financial Services, Inc.	263	12,692
		34,047

TOTAL FINANCIALS		1,486,449

HEALTH CARE - 18.4%
Biotechnology - 7.5%
Acceleron Pharma, Inc. (a)	329	32,627
ADC Therapeutics SA (a)	273	12,695
Agios Pharmaceuticals, Inc. (a)	165	7,478
ALX Oncology Holdings, Inc. (a)	373	12,197
Annexon, Inc. (a)	296	5,396
Aprea Therapeutics, Inc.	602	16,513
Arena Pharmaceuticals, Inc. (a)	310	19,031
Argenx SE ADR (a)	162	37,281
Ascendis Pharma A/S sponsored ADR (a)	269	37,017
Blueprint Medicines Corp. (a)	110	8,050
CareDx, Inc. (a)	304	10,138
Castle Biosciences, Inc.	285	11,035
Deciphera Pharmaceuticals, Inc. (a)	229	10,619
Emergent BioSolutions, Inc. (a)	242	26,920
FibroGen, Inc. (a)	739	29,907
Forma Therapeutics Holdings, Inc.	111	3,881
Fusion Pharmaceuticals, Inc. (a)	300	4,128
G1 Therapeutics, Inc. (a)	380	5,575
Global Blood Therapeutics, Inc. (a)	424	28,612
Immunomedics, Inc. (a)	685	28,928
Insmed, Inc. (a)	725	18,937
Invitae Corp. (a)	157	4,584
Iovance Biotherapeutics, Inc. (a)	498	14,477
Keros Therapeutics, Inc.	345	11,075
Kura Oncology, Inc. (a)	805	13,234
Mersana Therapeutics, Inc. (a)	309	6,143
Mirati Therapeutics, Inc. (a)	56	6,793
Momenta Pharmaceuticals, Inc. (a)	569	16,780
Morphic Holding, Inc. (a)	410	9,229
Myovant Sciences Ltd. (a)	1,230	18,696
Natera, Inc. (a)	566	27,179
Nkarta, Inc. (a)	300	7,725
ORIC Pharmaceuticals, Inc. (a)	33	662
Passage Bio, Inc.	481	7,523
Poseida Therapeutics, Inc. (a)	395	5,127
Protagonist Therapeutics, Inc. (a)	216	3,398
PTC Therapeutics, Inc. (a)	495	22,933
Relay Therapeutics, Inc. (a)	675	23,936
Repare Therapeutics, Inc.	656	15,652
Repligen Corp. (a)	156	23,542
Revolution Medicines, Inc.	502	12,108
Revolution Medicines, Inc.	580	13,290
Sarepta Therapeutics, Inc. (a)	156	23,949
TG Therapeutics, Inc. (a)	1,251	24,495
Turning Point Therapeutics, Inc. (a)	432	25,587
Viela Bio, Inc.	440	16,108
Zymeworks, Inc. (a)	170	5,190
		726,380
Health Care Equipment & Supplies - 3.2%
Cerus Corp. (a)	392	2,795
CryoPort, Inc. (a)	371	12,295
Haemonetics Corp. (a)	158	13,850
Insulet Corp. (a)	309	62,838
Integer Holdings Corp. (a)	448	29,465
iRhythm Technologies, Inc. (a)	185	23,029
Masimo Corp. (a)	143	31,477
Nevro Corp. (a)	245	32,575
OrthoPediatrics Corp. (a)	222	9,366
Quidel Corp. (a)	81	22,880
Tandem Diabetes Care, Inc. (a)	404	42,202
TransMedics Group, Inc. (a)	773	13,960
ViewRay, Inc. (a)	3,315	9,183
		305,915
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)	713	21,112
Chemed Corp.	45	22,149
Guardant Health, Inc. (a)	78	6,644
LHC Group, Inc. (a)	360	70,240
Molina Healthcare, Inc. (a)	302	55,779
Premier, Inc. (a)	2,084	72,877
Progyny, Inc. (a)	1,045	27,823
Universal Health Services, Inc. Class B	75	8,243
		284,867
Health Care Technology - 2.1%
Cegedim SA (a)	2,018	64,657
Health Catalyst, Inc.	499	17,415
HMS Holdings Corp. (a)	863	28,048
Inovalon Holdings, Inc. Class A (a)	1,213	28,542
Inspire Medical Systems, Inc. (a)	341	33,882
Phreesia, Inc.	468	14,068
Schrodinger, Inc.	209	15,127
		201,739
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	206	20,264
Berkeley Lights, Inc. (a)	425	25,487
Bruker Corp.	395	17,625
Charles River Laboratories International, Inc. (a)	47	9,353
Nanostring Technologies, Inc. (a)	608	21,955
Syneos Health, Inc. (a)	575	35,874
		130,558
Pharmaceuticals - 1.3%
Allovir, Inc. (a)	420	10,458
Arvinas Holding Co. LLC (a)	413	13,010
Axsome Therapeutics, Inc. (a)	202	14,409
IMARA, Inc.	175	3,533
Jazz Pharmaceuticals PLC (a)	399	43,192
Kala Pharmaceuticals, Inc. (a)	1,275	11,156
MyoKardia, Inc. (a)	237	21,361
Theravance Biopharma, Inc. (a)	544	10,564
		127,683

TOTAL HEALTH CARE		1,777,142

INDUSTRIALS - 16.4%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	569	47,301
BWX Technologies, Inc.	662	36,092
		83,393
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	611	14,890
Building Products - 2.5%
American Woodmark Corp. (a)	386	31,119
Fortune Brands Home & Security, Inc.	453	34,655
Jeld-Wen Holding, Inc. (a)	4,523	88,651
Owens Corning	585	35,375
The AZEK Co., Inc.	898	30,981
Trex Co., Inc. (a)	171	23,825
		244,606
Commercial Services & Supplies - 0.8%
HNI Corp.	933	27,710
Knoll, Inc.	1,599	18,724
Montrose Environmental Group, Inc. (a)	980	21,315
Tetra Tech, Inc.	141	12,500
		80,249
Construction & Engineering - 1.7%
AECOM (a)	2,391	86,530
Arcosa, Inc.	682	28,794
Argan, Inc.	404	17,332
Dycom Industries, Inc. (a)	604	25,869
		158,525
Electrical Equipment - 1.6%
Atkore International Group, Inc. (a)	589	15,709
Generac Holdings, Inc. (a)	310	48,850
Regal Beloit Corp.	906	83,325
Sensata Technologies, Inc. PLC (a)	255	9,685
		157,569
Machinery - 4.0%
Allison Transmission Holdings, Inc.	356	13,300
ESCO Technologies, Inc.	264	22,688
IDEX Corp.	146	24,064
ITT, Inc.	1,397	80,649
Kornit Digital Ltd. (a)	1,057	56,645
Luxfer Holdings PLC sponsored	3,676	46,685
Nordson Corp.	119	23,042
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,165	22,806
SPX Flow, Inc. (a)	2,483	99,519
		389,398
Marine - 0.2%
SITC International Holdings Co. Ltd.	14,040	14,076
Professional Services - 2.5%
ASGN, Inc. (a)	382	26,152
Clarivate Analytics PLC (a)	1,147	31,715
Exponent, Inc.	149	12,525
FTI Consulting, Inc. (a)	142	16,960
Insperity, Inc.	576	38,511
Kelly Services, Inc. Class A (non-vtg.)	1,762	26,095
Manpower, Inc.	675	46,433
TriNet Group, Inc. (a)	633	41,778
		240,169
Road & Rail - 1.3%
ArcBest Corp.	568	17,262
Knight-Swift Transportation Holdings, Inc. Class A	1,481	64,409
Schneider National, Inc. Class B	1,779	44,706
		126,377
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	1,134	30,539
Beacon Roofing Supply, Inc. (a)	1,127	35,117
		65,656

TOTAL INDUSTRIALS		1,574,908

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.2%
Ciena Corp. (a)	335	19,936
Electronic Equipment & Components - 3.3%
Avnet, Inc.	632	16,887
Fabrinet (a)	473	34,354
II-VI, Inc. (a)	489	24,802
Insight Enterprises, Inc. (a)	749	37,330
Jabil, Inc.	2,311	80,561
SYNNEX Corp.	553	68,981
TTM Technologies, Inc. (a)	4,304	52,982
Wrap Technologies, Inc. (a)	411	4,028
		319,925
IT Services - 2.9%
Black Knight, Inc. (a)	236	17,681
Booz Allen Hamilton Holding Corp. Class A	288	23,547
CACI International, Inc. Class A (a)	140	29,095
Fastly, Inc. Class A (a)	332	32,035
Genpact Ltd.	631	25,126
KBR, Inc.	1,887	41,967
Maximus, Inc.	156	11,577
Perspecta, Inc.	1,595	34,133
Repay Holdings Corp. (a)	397	8,786
Science Applications International Corp.	204	16,316
Unisys Corp. (a)	1,307	15,540
WNS Holdings Ltd. sponsored ADR (a)	278	17,781
		273,584
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	261	19,202
Cabot Microelectronics Corp.	188	28,335
Cirrus Logic, Inc. (a)	387	26,521
Enphase Energy, Inc. (a)	355	21,428
Inphi Corp. (a)	268	35,017
Kulicke & Soffa Industries, Inc.	1,369	32,445
PDF Solutions, Inc. (a)	140	3,441
SiTime Corp.	1,022	54,319
		220,708
Software - 6.4%
2U, Inc. (a)	428	20,157
Agora, Inc. ADR (a)	251	10,929
Anaplan, Inc. (a)	203	9,218
Avalara, Inc. (a)	154	20,705
BlackLine, Inc. (a)	103	9,158
Ceridian HCM Holding, Inc. (a)	250	19,573
Cloudera, Inc. (a)	1,818	20,489
Digital Turbine, Inc. (a)	158	2,193
Dynatrace, Inc.	823	34,426
Elastic NV (a)	359	34,532
Everbridge, Inc. (a)	234	33,415
Five9, Inc. (a)	533	64,397
Globant SA (a)	140	24,212
Jamf Holding Corp. (a)	200	8,120
Lightspeed POS, Inc. (a)	654	18,476
LivePerson, Inc. (a)	680	29,226
Manhattan Associates, Inc. (a)	195	18,679
Nuance Communications, Inc. (a)	504	13,784
Onespan, Inc. (a)	423	13,172
Ping Identity Holding Corp. (a)	725	24,911
Qualys, Inc. (a)	117	14,447
Rapid7, Inc. (a)	223	13,284
Tenable Holdings, Inc. (a)	1,811	61,447
Varonis Systems, Inc. (a)	223	24,162
Xperi Holding Corp.	4,186	77,190
		620,302

TOTAL INFORMATION TECHNOLOGY		1,454,455

MATERIALS - 4.8%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	738	16,384
Olin Corp.	1,099	12,353
Valvoline, Inc.	4,656	95,541
Westlake Chemical Corp.	561	30,575
		154,853
Construction Materials - 0.4%
Eagle Materials, Inc.	314	25,192
Summit Materials, Inc. (a)	1,038	15,279
		40,471
Containers & Packaging - 1.8%
Ardagh Group SA	5,152	70,119
Avery Dennison Corp.	199	22,555
O-I Glass, Inc.	4,379	45,717
WestRock Co.	1,387	37,255
		175,646
Metals & Mining - 1.0%
Commercial Metals Co.	2,425	50,149
Highland Gold Mining Ltd.	6,800	26,348
Yamana Gold, Inc.	2,360	15,329
		91,826

TOTAL MATERIALS		462,796

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Americold Realty Trust	392	15,817
Corporate Office Properties Trust (SBI)	1,593	42,183
Equity Commonwealth	528	16,669
Potlatch Corp.	2,094	89,644
RLJ Lodging Trust	6,070	48,621
Terreno Realty Corp.	379	23,028
		235,962
Real Estate Management & Development - 1.3%
DIC Asset AG	5,951	77,110
DIC Asset AG rights (a)	5,242	3,149
Jones Lang LaSalle, Inc.	360	35,608
Redfin Corp. (a)	216	8,981
		124,848

TOTAL REAL ESTATE		360,810

UTILITIES - 1.3%
Electric Utilities - 0.3%
Portland General Electric Co.	682	30,097
Gas Utilities - 0.6%
ONE Gas, Inc.	339	25,662
Spire, Inc.	375	23,123
Towngas China Co. Ltd.	24,000	11,551
		60,336
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	1,482	36,368

TOTAL UTILITIES		126,801

TOTAL COMMON STOCKS
(Cost $7,972,176)		9,256,212

Convertible Preferred Stocks - 0.8%
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Convoy, Inc. Series D (b)(c)	1,249	16,824
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.2%
Yanka Industries, Inc. Series E (b)(c)	1,071	12,937
Software - 0.4%
Compass, Inc.:
Series E (a)(b)(c)	26	3,286
Series F (a)(b)(c)	310	38,257
		41,543

TOTAL INFORMATION TECHNOLOGY		54,480

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $68,359)		71,304
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.15% 9/3/20 (d)
(Cost $9,999)	10,000	9,999
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.14% (e)
(Cost $186,740)	186,699	186,755
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $8,237,274)		9,524,270
NET OTHER ASSETS (LIABILITIES) - 1.1%		108,612
NET ASSETS - 100%		$9,632,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	Sept. 2020	$73,890	$(112)	$(112)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,304 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,999.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757
Convoy, Inc. Series D	10/30/19	$16,911
Yanka Industries, Inc. Series E	5/15/20	$12,937

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,237
Total	$2,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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